Accrued Expenses - Schedule of Accrued Expenses (Details) (OWP Ventures, Inc.) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Accrued payroll	$ 53,681	$ 6,327
Accrued withholding taxes	6,232	6,387
Accrued ICA fees and contributions	11,936	8,514
Accrued interest	27,258	12,924
Deferred rent obligations		273
Accrued Expenses	$ 99,107	34,425
OWP Ventures, Inc. [Member]
Accrued payroll		6,327
Accrued withholding taxes		6,387
Accrued ICA fees and contributions		8,514
Accrued interest		12,924
Deferred rent obligations		273
Accrued Expenses		$ 34,425